Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Average number of people employed
Average number of employees	1,112	1,035	983
Number of temporary staff during Matchdays	2,517	1,045	945
Football - men's and women's players
Average number of people employed
Average number of employees	131	124	118
Football - technical and coaching
Average number of people employed
Average number of employees	192	189	176
Commercial
Average number of people employed
Average number of employees	160	151	131
Media
Average number of people employed
Average number of employees	104	94	90
Administration and other
Average number of people employed
Average number of employees	525	477	468